PREMISES LEASES (Tables)	12 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Disclosure of right-of-use assets [Table Text Block]
$

As at September 30, 2022	138,863
Depreciation	(72,450)
As at September 30, 2023	66,413
Extension of lease	124,506
Depreciation	(73,357)
Foreign exchange	96
As at September 30, 2024	117,658

Disclosure of minimum lease payments in respect of lease liabilities [Table Text Block]
	Year ended September 30, 2024	Year ended September 30, 2023
Undiscounted minimum lease payments:	$	$
Less than one year	98,010	80,509
Two to three years	41,779	-
	139,789	80,509
Effect of discounting	(20,829)	(6,960)
Present value of minimum lease payments	118,960	73,549
Less current portion	(79,384)	(73,549)
Long-term portion	39,576	-

Disclosure of lease liability continuity [Table Text Block]
$
As at September 30, 2022	139,911
Cash flows:
Principal payments	(66,362)
As at September 30, 2023	73,549
Recognition of lease liability on extension	124,506
Principal payments	(89,730)
Interest expense	8,945
Foreign exchange	1,690
As at September 30, 2024	118,960